Acquisitions (Details 1) - USD ($)	Nov. 30, 2017	Oct. 27, 2017	Feb. 28, 2017	Feb. 29, 2016
Common stock	$ 677,218		$ 526,060	$ 414,615
Total Purchase Price	$ 67,500		$ 67,500
Cityinformation B V [Member]
Common stock		$ 821,667
Total Purchase Price		$ 821,667